Average Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund ETF)	Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Barclays U.S. 10+ Year Corporate Bond Index Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(5.92%)	(7.81%)	(3.33%)	(5.14%)	(5.68%)
Since Inception	7.63%	5.65%	5.16%	7.87%	7.82%